CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Amortization of debt issuance costs	$ 2,996	$ 2,980	$ 2,412
Amortization of debt discount	0	0	15,380
Total interest expense recognized	$ 2,996	$ 2,980	$ 17,792